Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 32,562.8		$ 21,705.6
Work in process	137,700.4		91,672.9
Raw materials	11,111.1		14,716.0
Supplies and spare parts	11,728.0		9,258.9
Inventories, total	$ 193,102.3	$ 6,961.2	$ 137,353.4